Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,307,000
Previously Paid Amount	0.00
Total Fee Amount	200.10
Total Offset Amount	0.00
Net Fee	200.10
Narrative - Max Aggregate Offering Price	$ 1,307,000
Final Prospectus	true